Insurance Contracts	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Insurance Contracts
14	INSURANCE CONTRACTS

(a)	Process used to decide on assumptions

(i)

For the insurance contracts of which future insurance benefits are affected by investment yields of the corresponding investment portfolios, the discount rate assumption is based on expected investment returns of the asset portfolio backing these liabilities, considering the impacts of time value on reserves.

In developing discount rate assumptions, the Group considers investment experience, the current investment portfolio and trend of the relevant yield curves. The assumed discount rates reflect the future economic outlook as well as the Group’s investment strategy. The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2018	4.85%
As at 31 December 2017	4.85%

For the insurance contracts of which future insurance benefits are not affected by investment yields of the corresponding investment portfolios, the discount rate assumption is based on the “Yield curve of reserve computation benchmark for insurance contracts”, published on the “China Bond” website with consideration of liquidity spreads, taxation and other relevant factors. The assumed spot discount rates with risk margin for the past two years are as follows:

Discount rate assumptions
As at 31 December 2018	3.47%~4.86%
As at 31 December 2017	3.31%~4.86%

There is uncertainty on the discount rate assumption, which is affected by factors such as future macro-economy, monetary and foreign exchange policies, capital market and availability of investment channels of insurance funds. The Group determines the discount rate assumption based on the information obtained at the end of each reporting period including consideration of risk margin.

(ii)

The mortality and morbidity assumptions are based on the Group’s historical mortality and morbidity experience. The assumed mortality rates and morbidity rates vary with the age of the insured and contract type.

The Group bases its mortality assumptions on China Life Insurance Mortality Table (2000-2003), adjusted where appropriate to reflect the Group’s recent historical mortality experience. The main source of uncertainty with life insurance contracts is that epidemics and wide-ranging lifestyle changes could result in deterioration in future mortality experience, thus leading to an inadequate reserving of liability. Similarly, improvements in longevity due to continuing advancements in medical care and social conditions may expose the Group to longevity risk.

The Group bases its morbidity assumptions for critical illness products on analysis of historical experience and expectations of future developments. There are two main sources of uncertainty. Firstly, wide-ranging lifestyle changes could result in future deterioration in morbidity experience. Secondly, future development of medical technologies and improved coverage of medical facilities available to policyholders may bring forward the timing of diagnosing critical illness, which demands earlier payment of the critical illness benefits. Both could ultimately result in an inadequate reserving of liability if current morbidity assumptions do not properly reflect such trends.

Risk margin is considered in the Group’s mortality and morbidity assumptions.

(iii)

Expense assumptions are based on expected unit costs with the consideration of previous expense studies and future trends. Expense assumptions are affected by certain factors such as future inflation and market competition which bring uncertainty to these assumptions. The Group determines expense assumptions based on information obtained at the end of each reporting period and risk margin. Components of expense assumptions include the cost per policy and percentage of premium as follows:

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2018	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2017	45.00	0.85%~0.90%	25.00	0.90%

(iv)

The lapse rates and other assumptions are affected by certain factors, such as future macro-economy, availability of financial substitutions, and market competition, which bring uncertainty to these assumptions. The lapse rates and other assumptions are determined with reference to creditable past experience, current conditions, future expectations and other information.

(v)

The Group applied a consistent method to determine risk margin. The Group considers risk margin for discount rate, mortality and morbidity and expense assumptions to compensate for the uncertain amount and timing of future cash flows. When determining risk margin, the Group considers historical experience, future expectations and other factors. The Group determines the risk margin level by itself as the regulations have not imposed any specific requirement on it.

The Group adopted a consistent process to decide on assumptions for the insurance contracts disclosed in this note. On each reporting date, the Group reviews the assumptions for reasonable estimates of liability and risk margin, with consideration of all available information, and taking into account the Group’s historical experience and expectation of future events.

(b)	Net liabilities of insurance contracts

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Gross
Long-term insurance contracts	2,189,794	1,999,066
Short-term insurance contracts
- Claims and claim adjustment expenses	14,805	13,778
- Unearned premiums	11,432	12,289

Total, gross	2,216,031	2,025,133

Recoverable from reinsurers
Long-term insurance contracts (Note 12)	(3,123)	(2,351)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 12)	(140)	(104)
- Unearned premiums (Note 12)	(370)	(527)

Total, ceded	(3,633)	(2,982)

Net
Long-term insurance contracts	2,186,671	1,996,715
Short-term insurance contracts
- Claims and claim adjustment expenses	14,665	13,674
- Unearned premiums	11,062	11,762

Total, net	2,212,398	2,022,151

(c)	Movements in liabilities of short-term insurance contracts

The table below presents movements in claims and claim adjustment expense reserve:

	2018	2017
	RMB million	RMB million
Notified claims	2,672	2,085
Incurred but not reported	11,106	9,453

Total as at 1 January - Gross	13,778	11,538

Cash paid for claims settled
- Cash paid for current year claims	(27,165)	(21,404)
- Cash paid for prior year claims	(12,876)	(10,460)
Claims incurred
- Claims arising in current year	40,601	33,926
- Claims arising in prior years	467	178

Total as at 31 December - Gross	14,805	13,778

Notified claims	2,536	2,672
Incurred but not reported	12,269	11,106

Total as at 31 December - Gross	14,805	13,778

The table below presents movements in unearned premium reserves:

	2018				2017
	RMB million			RMB million
	Gross	Ceded	Net	Gross	Ceded	Net
As at 1 January	12,289	(527)	11,762	10,492	(125)	10,367
Increase	11,432	(370)	11,062	12,289	(527)	11,762
Release	(12,289)	527	(11,762)	(10,492)	125	(10,367)

As at 31 December	11,432	(370)	11,062	12,289	(527)	11,762

(d)	Movements in liabilities of long-term insurance contracts

The table below presents movements in the liabilities of long-term insurance contracts:

	2018 RMB million	2017 RMB million
As at 1 January	1,999,066	1,825,956
Premiums	480,496	464,898
Release of liabilities (i)	(385,761)	(379,262)
Accretion of interest	99,618	78,232
Change in assumptions
- Change in discount rates	(6,020)	6,599
- Change in other assumptions (ii)	2,946	2,424
Other movements	(551)	219

As at 31 December	2,189,794	1,999,066

(i)

The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)

For the year ended 31 December 2018, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB3,877 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates decreased insurance contract liabilities by RMB931 million.

For the year ended 31 December 2017, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB1,718 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB706 million.